ADVISORS SERIES TRUST
                       615 East Michigan Street, 3rd Floor
                               Milwaukee, WI 53202

                                                                October 17, 2002

Dear Shareholder:

      On behalf of the Board of Trustees of the Advisors Series Trust (the "AST Trust"), we are pleased to invite you to a special meeting of shareholders of the Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund, each a series of the AST Trust (each an "Acquired Fund" and, collectively, the "Acquired Funds") to be held at 12:00 p.m. (Eastern time) on November 25, 2002 at the offices of US Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, 4th Floor, Milwaukee, WI 53202 (the "Special Meeting").

      At the Special Meeting, you will be asked to approve a proposed Agreement and Plan of Reorganization, dated as of September 17, 2002 (the "Reorganization Agreement"), by and between AST Trust and The Advisors' Inner Circle Fund (the "AIC Trust"), which contemplates the reorganization (the "Reorganization") of the Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund into newly organized series of the AIC Trust, which will also be named the Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund, respectively (each a "Successor Fund" and, collectively, the "Successor Funds").

      In considering these matters, you should note:

      o The individuals managing the Acquired Funds will not change as a result of the reorganization. Chartwell Investment Partners ("Chartwell") currently serves as the investment adviser for each Acquired Fund and will serve as investment adviser to each Successor Fund.

      o The objectives and policies of each Successor Fund will be identical to those of its corresponding Acquired Fund and the Reorganization is expected to result in operating expenses that are lower before any fee waivers are taken into account and the same after taking into account fee waivers. The Reorganization involves primarily changes in service providers.

      o Chartwell will be paying all expenses relating to the Reorganization.

      o The Reorganization is not expected to cause you to recognize any taxable gains or losses on your shares in the Acquired Funds.

      As part of the transaction, shareholders in the Acquired Funds will receive shares of the Institutional Class or Advisor Class, as applicable, of the corresponding Successor Fund equal in value to their shares in such Acquired Fund. Each Acquired Fund would then be liquidated.

      The Board of Trustees of the AST Trust, as well as Chartwell, believe the Plan of Reorganization is in the best interests of the Acquired Funds' shareholders.

      Your vote on the transaction is critical to its success. The transfer will be effected only if approved by the holders of a majority of the outstanding shares of the Acquired Funds. The term a "majority of the outstanding shares" means the vote of: (i) 67% or more of the Acquired Fund's outstanding shares present at a meeting, if holders of more than 50% of the outstanding shares of the Acquired Fund are present or represented by proxy, or (ii) more than 50% of the Acquired Fund's outstanding shares, whichever is less. We hope you will participate by casting your vote in person, or by proxy if you are unable to attend the meeting. Please read the enclosed prospectus/proxy statement carefully before you vote.

      THE BOARD OF TRUSTEES OF THE AST TRUST BELIEVES THAT THE REORGANIZATION IS IN THE BEST INTERESTS OF EACH ACQUIRED FUND AND ITS SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR ITS APPROVAL.

      Thank you for your prompt attention and participation.

                                        Sincerely,


                                        Eric M. Banhazl
                                        President and Treasurer

                            IMPORTANT PROXY INFORMATION ENCLOSED.
                                 -IMMEDIATE ACTION REQUIRED!

              ADVISORS SERIES TRUST/THE ADVISORS' INNER CIRCLE FUND
                                    PROXY Q&A

THE FOLLOWING IS IMPORTANT INFORMATION TO HELP YOU TO UNDERSTAND THE PROPOSALS ON WHICH YOU ARE BEING ASKED TO VOTE. PLEASE READ THE ENTIRE PROXY STATEMENT.

WHY IS THIS REORGANIZATION TAKING PLACE? Chartwell Investment Partners ("Chartwell"), the investment adviser to Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund, each a series of the Advisors Series Trust (the "AST Trust") (each an "Acquired Fund" and, collectively, the "Acquired Funds") made a strategic business decision to consolidate the service relationships with SEI Investments Global Funds Services for the various mutual funds and other accounts that Chartwell manages. To effectuate this business decision, the Acquired Funds must reorganize as new funds.

WHEN WILL THIS REORGANIZATION BECOME EFFECTIVE? The reorganization is currently anticipated to occur on or about December 9, 2002 assuming shareholder approval is obtained. Shortly after the reorganization has been approved, you will receive new account information on your new ownership in the Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund, as applicable, each a newly organized series of The Advisors' Inner Circle Fund (the "AIC Trust") (each a "Successor Fund" and, collectively, the "Successor Funds").

WHO IS ELIGIBLE TO VOTE ON THIS REORGANIZATION? Shareholders of record of the Acquired Funds as of the close of business on October 4, 2002 are entitled to vote on this reorganization.

HOW CAN I VOTE ON THIS REORGANIZATION? The Acquired Funds' shareholders are being asked to approve this reorganization through voting at the Special Meeting of Shareholders, which is scheduled to occur on November 25, 2002. Your vote is very important. You have the flexibility to cast your vote either by phone, Internet or mail. Upon approval of the reorganization, each shareholder's accounts will automatically be transferred to the Successor Funds on or about December 9, 2002.

WHAT WILL HAPPEN TO MY ACQUIRED FUND ACCOUNT? After the reorganization, shareholders will be assigned a new account with the Successor Funds and then the Acquired Funds account will be closed. This process will occur automatically, with no action required by you.

WHICH CLASS OF SHARES WILL I RECEIVE? Each of the Boards of the AST Trust and the AIC Trust has authorized each Acquired Fund and Successor Fund, respectively, to issue Institutional Class and Advisor Class shares. Shareholders in the Acquired Funds will receive shares of the Institutional Class or the Advisor Class, as applicable, of the corresponding Successor Fund equal in value to their shares of the appropriate class in such Acquired Fund.

WILL I INCUR TAXES AS A RESULT OF THIS REORGANIZATION? This reorganization is expected to be a tax-free event. Generally, shareholders will not incur gains or losses on the conversion from Acquired Fund shares into Successor Fund shares as a result of this reorganization. Shareholders will incur gains or losses if they sell their Acquired Fund shares before the reorganization becomes effective or sell their Successor Fund shares after the reorganization becomes effective. Shareholders will also be responsible for tax obligations associated with monthly or periodic dividend and capital gains distributions that occur prior to and after the reorganization.

WHERE CAN I GET MORE INFORMATION ABOUT THIS REORGANIZATION? Contact Maria Pollack at Chartwell Investment Partners, 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312 (1-610-296-1400).

WHERE CAN I GET MORE INFORMATION ABOUT THE SUCCESSOR FUNDS? Contact Maria Pollack at Chartwell Investment Partners, 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312 (1-610-296-1400).

                              ADVISORS SERIES TRUST

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON NOVEMBER 25, 2002

      A Special Meeting of the shareholders of the Advisors Series Trust (the "AST Trust"), with respect to its Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund (each an "Acquired Fund" and, collectively, the "Acquired Funds") will be held at offices of US Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, 4th Floor, Milwaukee, WI 53202 on November 25, 2002, 12:00 p.m. (Eastern time) to consider the following proposals:

         Proposal 1:    To approve or disapprove a proposed Agreement and Plan
                        of Reorganization (the "Reorganization Agreement") between the AST Trust, on behalf of each Acquired Fund, and The Advisors' Inner Circle Fund (the "AIC Trust") on behalf of its corresponding series, the Chartwell Large
                        Cap Value Fund and Chartwell Small Cap Value Fund (each a "Successor Fund" and, collectively, the "Successor
                        Funds"), whereby each Successor Fund would acquire all of the assets of its corresponding Acquired Fund in exchange for the Successor Fund shares to be distributed pro rata to the shareholders of its corresponding
                        Acquired Fund in complete liquidation and termination of the Acquired Funds.

         Proposal 2:    To transact such other business as may properly come
                        before the Special Meeting or at any adjournments thereof.

      Shareholders of record of the Acquired Funds as of the close of business on Friday, October 4, 2002 are entitled to notice of and to vote at the Special Meeting, or at any adjournment thereof.

                                        By Order of the Board of Trustees


                                        _________________________________

                                        Chad Fickett
                                        Secretary

--------------------------------------------------------------------------------
YOU CAN HELP THE AST TRUST AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY SO THAT THE REQUIRED QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.
--------------------------------------------------------------------------------

                           PROXY STATEMENT/PROSPECTUS
                             Dated October 17, 2002
             Relating to the Acquisition of the Assets of Series of
                              ADVISORS SERIES TRUST
                       615 East Michigan Street, 3rd Floor
                               Milwaukee, WI 53202
                   By and in exchange for Shares of Series of
                         THE ADVISORS' INNER CIRCLE FUND
                            One Freedom Valley Drive
                                 Oaks, PA 19456

      This Prospectus/Proxy Statement describes the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") whereby the assets and liabilities of the Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund (each an "Acquired Fund" and, collectively, the "Acquired Funds"), each a series of the Advisors Series Trust, a Delaware business trust (the "AST Trust"), would be transferred to Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund, respectively, (each a "Successor Fund" and, collectively, the "Successor Funds" ), each a series of The Advisors' Inner Circle Fund, a Massachusetts business trust (the "AIC Trust"), in return for shares of its corresponding Successor Fund (the "Reorganization"). Immediately after the transfer of each Acquired Fund's assets and liabilities, each Acquired Fund will make a liquidating distribution to its shareholders of the corresponding Successor Fund's shares. Following the completion of the Reorganization, the Acquired Funds would be terminated. The Reorganization Agreement provides that each Acquired Fund will transfer all of its assets and liabilities to the corresponding Successor Fund listed opposite its name in the following chart:

--------------------------------------------------------------------------------
Acquired Fund                                     Successor Fund
--------------------------------------------------------------------------------
Chartwell Large Cap Value Fund                    Chartwell Large Cap Value Fund
  Institutional Class shares                        Institutional Class shares
  Advisor Class shares                              Advisor Class shares
--------------------------------------------------------------------------------
Chartwell Small Cap Value Fund                    Chartwell Small Cap Value Fund
  Institutional Class shares                        Institutional Class shares
  Advisor Class shares                              Advisor Class shares
--------------------------------------------------------------------------------

      The Reorganization will take place only if shareholders of both Acquired Funds approve the Reorganization with respect to their Acquired Fund. If shareholders of either Acquired Fund do not approve the Reorganization, the Board of Trustees of the AST Trust will consider an alternate course of action for the Acquired Funds.

               THE BOARD OF TRUSTEES OF THE AST TRUST UNANIMOUSLY
              RECOMMENDS APPROVAL OF THE REORGANIZATION AGREEMENT.

      This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about each Successor Fund that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectuses of the Successor Funds dated October 17,

2002, which is incorporated herein by reference. The Statement of Additional Information for the Successor Funds dated October 17, 2002 (relating to the Successor Funds' Prospectuses of the same date) and October 17, 2002 (relating to this Prospectus/Proxy Statement), both containing additional information, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. Copies of the Statement of Additional Information may be obtained without charge by writing the Successor Funds at Chartwell Investment Partners, 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312 or calling
(610) 296-1400.

      For a comparison of the investment policies of each of the Successor Funds and each of the Acquired Funds, see "Summary - Investment Objectives, Policies and Limitations." For a more detailed discussion of the investment objectives, policies, risks and restrictions of the Successor Funds see the aforementioned Prospectuses and Statement of Additional Information of the Successor Funds.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

SUMMARY OF EXPENSES .......................................................    1

SUMMARY ...................................................................    3

       About the Proposed Reorganization ..................................    3

       Investment Objectives and Policies .................................    3

       Investment Limitations .............................................    4

       Adviser and Advisory Fees ..........................................    5

       The Administrator ..................................................    6

       Distribution Arrangements ..........................................    6

       Purchase, Exchange and Redemption Procedures .......................    7

       Dividends ..........................................................    8

       Tax Consequences ...................................................    8

       Risk Factors .......................................................    8

BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION ....................    9

DESCRIPTION OF THE REORGANIZATION AGREEMENT ...............................   10

DESCRIPTION OF SUCCESSOR FUND SHARES ......................................   11

FEDERAL INCOME TAX CONSEQUENCES ...........................................   11

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS .............   12

             General ......................................................   12

             Shares of the Successor Fund and the Acquired Fund ...........   12

             Voting Rights ................................................   12

             Trustees .....................................................   12

             Liability of Trustees and Officers ...........................   13

             Shareholder Liability ........................................   13

             Termination ..................................................   13

CAPITALIZATION ............................................................   13

INFORMATION ABOUT THE AIC TRUST, THE SUCCESSOR FUNDS, THE AST TRUST
       AND THE ACQUIRED FUNDS .............................................   15

VOTING INFORMATION ........................................................   16

       Outstanding Shares and Voting Requirements .........................   16

       Dissenter's Right of Appraisal .....................................   19

AGREEMENT AND PLAN OF REORGANIZATION -- EXHIBIT A .........................  A-1

                               SUMMARY OF EXPENSES

CHARTWELL LARGE CAP VALUE

                                                         ACQUIRED         ACQUIRED        SUCCESSOR        SUCCESSOR
                                                           FUND         FUND (ADVISOR     FUND PRO          FUND PRO
                                                      (INSTITUTIONAL       CLASS)           FORMA             FORMA
                                                          CLASS)                        (INSTITUTIONAL      (ADVISOR
                                                                                           CLASS)(1)        CLASS)(1)
                                                      ---------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from
     your investment) ..............................       None             None             None             None
ANNUAL FUND OPERATING EXPENSES (expenses that are
     deducted from Fund assets)
Investment Advisory Fee ............................       0.50%            0.50%            0.50%            0.50%
Distribution and Service (12b-1) Fees ..............       None             0.25%            None             0.25%
Other Expenses .....................................       0.86%            0.86%            0.60%            0.60%
Total Fund Operating Expenses ......................       1.36%            1.61%            1.10%            1.35%
Fee Reduction and/or Expense .......................      (0.61)%          (0.61)%          (0.35)%          (0.35)%
     Reimbursement .................................
Total Annual Operating Expenses (2) ................       0.75%            1.00%            0.75%            1.00%

(1) The fees and expenses shown for the Acquired Fund are for the fiscal year ended August 31, 2002. The Successor Fund is a newly organized portfolio, which has not conducted any business except that incident to its organization. The fees and expenses shown for the Successor Fund Pro Forma are estimated fees and expenses expected to be incurred for the fiscal year ending October 31, 2003.

(2) Chartwell Investment Partners ("Chartwell"), as adviser to the Acquired Fund and the Successor Fund, has contractually agreed to reduce its fees and/or pay expenses of the Acquired Fund and the Successor Fund for an indefinite period to insure that Total Annual Operating Expenses do not exceed 0.75% for the Institutional Class shares and 1.00% for the Advisor Class shares. This contract may only be terminated by the Board of Trustees of the Acquired Fund and the Board of Trustees of the Successor Fund, as the case may be. Chartwell reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Acquired Fund or the Successor Fund, if the Acquired Fund's or the Successor Fund's expenses, respectively, are less than the limit agreed to by the Acquired Fund or the Successor Fund.

      The following Example is intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Successor Fund. The Example assumes that you invest $10,000 in each respective Acquired Fund and Successor Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Acquired Fund and the Successor Fund Pro Forma operating expenses are as shown above in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  Chartwell Large Cap Value Fund                       1 year   3 years  5 years  10 years
  ------------------------------                       ------   -------  -------  --------
  Acquired Fund (Institutional Class) .............     $ 76     $239     $416     $  928
  Successor Fund Pro Forma (Institutional Class) ..     $ 76     $239     $416     $  928

  Acquired Fund (Advisor Class) ...................     $102     $318     $552     $1,225
  Successor Fund Pro Forma  (Advisor Class) .......     $102     $318     $552     $1,225

CHARTWELL SMALL CAP VALUE

                                                         ACQUIRED         ACQUIRED        SUCCESSOR        SUCCESSOR
                                                           FUND         FUND (ADVISOR     FUND PRO          FUND PRO
                                                      (INSTITUTIONAL       CLASS)           FORMA             FORMA
                                                          CLASS)                        (INSTITUTIONAL      (ADVISOR
                                                                                           CLASS)(1)        CLASS)(1)
                                                      ---------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from
     your investment) ............................         None             None             None             None
ANNUAL FUND OPERATING EXPENSES (expenses
     that are deducted from Fund assets)
Investment Advisory Fee ..........................         0.80%            0.80%            0.80%            0.80%
Distribution and Service (12b-1) Fees ............         None             0.25%            None             0.25%
Other Expenses ...................................         0.77%            0.77%            0.68%            0.68%
        Shareholder Service Fee ..................         None             None             None             None
Total Fund Operating Expenses ....................         1.57%            1.82%            1.48%            1.73%
Fee Reduction and/or Expense .....................        (0.47)%          (0.47)%          (0.38)%          (0.38)%
     Reimbursement ...............................
Total Annual Operating Expenses (2) ..............         1.10%            1.35%            1.10%            1.35%

(1) The fees and expenses shown for the Acquired Fund are for the fiscal year ended August 31, 2002. The Successor Fund is a newly organized portfolio which has not conducted any business except that incident to its organization. The fees and expenses shown for the Successor Fund Pro Forma are estimated fees and expenses expected to be incurred for the fiscal year ending October 31, 2003.

(2) Chartwell, as adviser to the Acquired Fund and the Successor Fund, has contractually agreed to reduce its fees and/or pay expenses of the Acquired Fund and the Successor Fund for an indefinite period to insure that Total Annual Operating Expenses do not exceed 1.10% for the Institutional Class shares and 1.35% for the Advisor Class shares. This contract may only be terminated by the Board of Trustees of the Acquired Fund and the Board of Trustees of the Successor Fund, as the case may be. Chartwell reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Acquired Fund or the Successor Fund, if the Acquired Fund's or the Successor Fund's expenses, respectively, are less than the limit agreed to by the Acquired Fund or the Successor Fund.

      The following Example is intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Successor Fund. The Example assumes that you invest $10,000 in each respective Acquired Fund and Successor Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Acquired Fund and the Successor Fund Pro Forma operating expenses are as shown above in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Chartwell Small Cap Value Fund                        1 year   3 years  5 years  10 years
------------------------------                        ------   -------  -------  --------
Acquired Fund (Institutional Class) ..............     $112     $349     $605     $1,340
Successor Fund Pro Forma (Institutional Class) ...     $112     $349     $605     $1,340
Acquired Fund (Advisor Class) ....................     $137     $428     $739     $1,624
Successor Fund Pro Forma (Advisor Class) .........     $137     $428     $739     $1,624

                                     SUMMARY

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses of the Successor Funds dated October 17, 2002, the Statement of Additional Information of the Successor Funds dated October 17, 2002, the Prospectuses of the Acquired Funds dated December 31, 2001, the Statement of Additional Information of the Acquired Funds dated December 31, 2001 (as amended February 21, 2002), and the Reorganization Agreement, a copy of which is attached to this Prospectus/Proxy Statement as EXHIBIT A.

      ABOUT THE PROPOSED REORGANIZATION

      The Board of Trustees of the AST Trust has voted to recommend to holders of the shares of the Acquired Funds the approval of the Reorganization Agreement whereby each of the Successor Funds would acquire all of the assets of the corresponding Acquired Funds in exchange for the Successor Funds' Institutional Class and Advisor Class shares to be distributed PRO RATA by the Acquired Funds to their respective shareholders in complete liquidation and dissolution of the Acquired Funds (the "Reorganization"). As a result of the Reorganization, each Acquired Fund will become the owner of the same class of shares of the corresponding Successor Fund having a total net asset value equal to the total net asset value of his or her holdings in the Acquired Fund on the date of the Reorganization, as set forth in the Reorganization Agreement.

      As a condition to the Reorganization transaction, the AIC Trust and AST Trust will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that no gain or loss will be recognized by the Acquired Funds, Successor Funds or the shareholders of the Acquired Funds. The adjusted tax basis of the Successor Funds' Institutional Class and Advisor Class shares received by the Acquired Funds' shareholders will be the same as the adjusted tax basis of their corresponding shares in such Acquired Funds. After the Reorganization is completed, the Acquired Funds will be terminated.

      INVESTMENT OBJECTIVES AND POLICIES

      This section will help you compare the investment objectives, policies and limitations of the Successor Funds with the Acquired Funds.

      CHARTWELL LARGE CAP VALUE FUND. The investment objectives and policies of Chartwell Large Cap Value Fund, an Acquired Fund, and Chartwell Large Cap Value Fund, a Successor Fund, (each a "Large Cap Value Fund," and, collectively, the "Large Cap Value Funds") are identical. The investment objective of each Large Cap Value Fund is growth of capital, with a secondary objective to provide current income. Each Large Cap Value Fund pursues its investment objective by investing at least 80% of its net assets in large cap stocks. This non-fundamental policy may be changed with respect to a Large Cap Value Fund by its Board of Trustees upon at least 60 days' notice to shareholders. Each Large Cap Value Fund may invest in U.S. stocks, as well as U.S. dollar denominated foreign stocks. Each Large Cap Value Fund invests primarily in the stocks of large companies with a market capitalization of $1 billion or more. Chartwell serves as investment adviser to each Large Cap Value Fund. In choosing investments for each Large Cap Value Fund, Chartwell uses a disciplined approach to select dividend paying stocks that it believes are undervalued, reasonably priced and have prospects for continued consistent growth. For each Large Cap Value Fund, Chartwell applies proprietary valuation screens to select a group of 40 to 50 such companies for investment.

      CHARTWELL SMALL CAP VALUE FUND. The investment objectives and policies of Chartwell Small Cap Value Fund, an Acquired Fund, and Chartwell Small Cap Value Fund, a Successor Fund, (each a "Small Cap Value Fund," and, collectively, the "Small Cap Value Funds") are identical. The investment objective of each Small Cap Value Fund is growth of capital, with a secondary objective to provide current income. Each Small Cap Value Fund pursues its investment objective by investing at least 80% of its net assets in small cap stocks. This non-fundamental policy may be changed with respect to a Small Cap Value Fund by its Board of Trustees upon at least 60 days' notice to shareholders. Each Small Cap Value Fund may invest in U.S. stocks, as well as U.S. dollar denominated foreign stocks. Each Small Cap Value Fund invests primarily in the stocks of companies with a market capitalization between $100 million and $2.5 billion. Chartwell serves as investment adviser to each Small Cap Value Fund. In choosing investments for each Small Cap Value Fund, Chartwell analyzes companies within the $100 million and $2.5 billion capitalization range and identifies reasonably-priced smaller companies which are at the lower end of their historical valuation ranges. Chartwell looks for companies with strong business prospects and potential change factors that are likely to increase the market's interest in the stock.

      INVESTMENT LIMITATIONS

      The investment limitations of the Acquired Funds are identical to the investment limitations of the Successor Funds, except as noted below.

      LENDING POLICY. Both the Acquired Funds and the Successor Funds have certain limitations on their ability to make loans to others, except that each Acquired Fund and Successor Fund may purchase debt securities in accordance with its investment objectives and policies and enter into repurchase agreements. Unlike the Acquired Funds, the Successor Funds are permitted to lend portfolio securities, up to 33 1/3% of the total assets of each Successor Fund, to qualified borrowers that meet certain capital and credit requirements established by the Board of the AIC Trust. The Successor Funds are also subject to a number of conditions when lending securities to borrowers, such as the requirement that the securities lending transactions must be fully collateralized. The Board of Trustees of the AIC Trust has adopted procedures governing securities lending transactions.

      BORROWING POLICY. Each Acquired Fund may not borrow money, except for temporary or emergency purposes and any such borrowing by an Acquired Fund will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings. For the Successor Funds, asset coverage of at least 300% is required for all borrowings, except where a Successor Fund has borrowed money for temporary purposes in amounts not to exceed 5% of its total assets. The Acquired Funds' borrowing policy is more restrictive than the limitations set forth in the Investment Company Act of 1940, as amended (the "1940 Act"). The Successor Funds' policy is consistent with the current limits of the 1940 Act and provides the Successor Funds with more flexibility to borrow money for temporary or emergency purposes.

      REAL ESTATE AND COMMODITIES. Each Acquired Fund may not purchase real estate, commodities or commodity contracts. In addition, as an operating policy, the Board of Trustees of the Acquired Funds may authorize the Acquired Funds in the future to engage in certain activities regarding futures contracts for "bona fide hedging" purposes. The Acquired Funds must notify shareholders of the Board's authorization to engage in such activities. The Successor Funds may not purchase or sell real estate, physical commodities, or commodities contracts, except that each Successor Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures and options on such contracts. Additionally, consistent with the exemption provided by the Commodities Futures Trading Commission, a Successor Fund may invest in futures and options for "bona fide hedging" purposes or for other risk management purposes only to the extent that the aggregate initial margin and premiums on such positions (excluding the amount by which options on futures contracts are in the money) do not exceed 5% of the Successor Fund's net assets. The policies of the Successor Funds provide the Successor Funds with more flexibility in the investment of the Successor Funds' assets.

      Please be aware that this is only a brief discussion. In addition to the investments and strategies described in this summary, the Successor Funds and the Acquired Funds also may invest in other securities, use other strategies and engage in other investment practices. The Successor Funds and Acquired Funds are subject to certain additional investment policies and limitations described in the Successor Funds' Prospectuses and Statement of Additional Information, each dated October 17, 2002, and the Acquired Funds' Prospectuses dated December 31, 2001 and Statement of Additional Information dated December 31, 2001 (as amended February 21, 2002), which set forth in full the investment objective, policies and investment limitations of the Successor Funds and the Acquired Funds, all of which are incorporated herein by reference thereto.

      The investments and strategies described in these summaries are those used under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Successor Funds and Acquired Funds may invest up to 100% of their assets in cash, cash equivalents, and high quality, short-term debt securities and money market instruments for temporary defensive purposes. During such period, a Fund may not be pursuing its investment objectives.

      ADVISER AND ADVISORY FEES

      Chartwell is the adviser to the Acquired Funds and the Successor Funds. Chartwell manages mutual funds, closed-end funds, and private and institutional accounts. Its principal office is located at 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312. As of September 30, 2002, Chartwell managed $4.1 billion in assets. For investment advisory services provided by Chartwell, the Large Cap Value Fund and Small Cap Value Fund paid $12,373 (after fee waivers of $84,611) and $0 (after fee waivers of $31,727), respectively, to Chartwell for the fiscal year ended August 31, 2001.

      The annual investment advisory fees for each Successor Fund will be identical to the advisory fees for the corresponding Acquired Fund. The investment advisory fees are calculated daily and paid monthly, based on a percentage of average daily net assets of the Acquired Funds and Successor Funds, as more fully detailed in the chart below.

------------------------------------------------------------------------------------------
                 Acquired Fund -    Successor Fund -    cquired Fund -    Successor Fund -
                 Chartwell Large    Chartwell Large     hartwell Small    Chartwell Small
                 Cap Value Fund     Cap Value Fund      ap Value Fund     Cap Value Fund
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Advisory Fee*    0.50%              0.50%              0.80%              0.80%
------------------------------------------------------------------------------------------

* Chartwell, as adviser to the Acquired Funds and the Successor Funds, has contractually agreed to reduce its fees and/or pay expenses of the Acquired and Successor Funds for an indefinite period to insure that Total Annual Operating Expenses do not exceed 0.75% and 1.10% for the Institutional Class shares of the Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund, respectively, and 1.00% and 1.35% for the Advisor Class shares of the Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund, respectively. This contract may only be terminated by the Board of Trustees of the Acquired Fund and the Board of Trustees of the Successor Fund, as the case may be. Chartwell reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of an Acquired Fund or a Successor Fund, if the Acquired Fund's or the Successor Fund's expenses, respectively, are less than the limit agreed to by the Acquired Fund or the Successor Fund. Chartwell is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon an Acquired Fund's or Successor Fund's Board of Trustees' subsequent review and ratification of the reimbursed amounts.

      THE ADMINISTRATOR

      SEI Investments Global Funds Services ("SEI GFS"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), will serve as administrator for the Successor Funds and in that capacity will provide certain administrative personnel and services necessary to operate the Successor Funds. SEI GFS will provide these services to the Successor Funds at annual rate of 0.10% for the first $250 million in assets and 0.09% for all assets greater than $250 million. For purposes of calculating SEI GFS's asset based fee, the assets of Chartwell Dividend and Income Fund, Inc., a closed-end fund managed by Chartwell and administered by SEI GFS, shall be combined with the assets of the Successor Funds. Chartwell Dividend and Income Fund, Inc. currently has approximately $170 million in assets under management. SEI GFS's minimum annual administration fee is $180,000, including fees received from Chartwell Dividend and Income Fund, Inc. SEI GFS may choose voluntarily to waive a portion of its administrative fee.

      U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") serves as administrator for the Acquired Funds and in that capacity provides certain administrative and personnel services necessary to operate the Acquired Funds. U.S. Bancorp provides these services to the Acquired Funds at the following annual rate, subject to a $30,000 annual minimum requirement: an annual rate of 0.20% for the first $50 million in assets, 0.15% for the next $50 million in assets, 0.10% for the next $50 million in assets and 0.05% for all assets greater than $150 million and thereafter. The administrative fee expense for the Acquired Funds' fiscal year ended August 31, 2001 was 0.22% for the Chartwell Large Cap Value Fund and 0.76% for the Chartwell Small Cap Value Fund of average daily net assets.

      DISTRIBUTION ARRANGEMENTS

      SEI Investments Distribution Co. ("SIDCo."), a wholly owned subsidiary of SEI, will serve as the principal underwriter and distributor for shares of the Successor Funds. T.O. Richardson Company, Inc. serves as the principal underwriter and Quasar Distributors, LLC serves as the distributor for shares of the Acquired Funds. Institutional Shares of the Acquired Funds and the Successor Funds bear no sales charges or distribution fees. Both the Acquired Funds and the Successor Funds have adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") pursuant to which each may pay a distribution fee to the distributor in an amount computed at an annual rate of 0.25% of the average daily net assets of the Advisor Class shares to compensate brokers, dealers, and service providers who provide administrative and/or distribution services to the Advisor Class shareholders of each of the Successor Funds and the Acquired Funds or their customers who beneficially own such shares.

      For a complete description of distribution arrangements, reference is hereby made to the Prospectuses and Statement of Additional Information of the Successor Funds dated October 17, 2002 and the Acquired Funds' Prospectuses dated December 31, 2001 and Statement of Additional Information dated December 31, 2001 (as amended February 21, 2002), each of which is incorporated herein by reference thereto.

      PURCHASE, EXCHANGE, AND REDEMPTION PROCEDURES

      The transfer agent and dividend-disbursing agent for the Successor Funds is Forum Shareholder Services LLP ("Forum") and for the Acquired Funds it is USBancorps (formerly, ICA Fund Services Corp.). The custodian for the Successor Funds is Wachovia Bank, N.A. ("Wachovia") and for the Acquired Funds it is U.S. Bank N.A. (formerly, Firstar Institutional Custody Services). Procedures for the purchase, exchange and redemption of the shares of the Successor Funds are substantially similar to the procedures applicable to the purchase, exchange and redemption of the shares of the Acquired Funds. Reference is made to the Prospectuses of the Successor Funds dated October 17, 2002 and the Prospectuses of the Acquired Funds dated December 31, 2001, for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of the shares of the Successor Funds and the shares of the Acquired Funds, respectively, each of which is incorporated herein by reference thereto.

      Purchases of Institutional and Advisor Class shares of each of the Successor Funds and the Acquired Funds may be made through an investment professional or by telephone, mailing a written request, or wire. Investment eligibility requirements to purchase Advisor Class shares of the Successor Funds are identical to those of the Advisor Class shares of the Acquired Funds. Investors may purchase Advisor Class shares only under limited circumstances. The following types of investors may qualify to purchase Advisor Class shares of the Successor Funds and the Acquired Funds: registered investment advisors; 401(k) plans; other financial intermediaries; institutional investors purchasing more than $1 million of Advisor Class shares; and insurance company separate accounts. The minimum initial investment of Institutional and Advisor Class shares of each of the Successor Funds and the Acquired Funds is $1,000,000. This minimum may be waived for shares purchased through an Individual Retirement Account or other retirement plan. The Acquired Funds and the Successor Funds reserve the right to reject any purchase request.

      Except in limited circumstances, the net asset value per share for the Acquired Funds and the Successor Funds is calculated as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Inc. (the "NYSE") on each day on which the NYSE is open for business. If received before 4:00 p.m., Eastern time, purchase orders for shares of the Acquired Funds or the Successor Funds are considered received that same day.

      The Acquired Funds and the Successor Funds have no exchange privileges.

      Redemptions of the Acquired Funds' and Successor Funds' Institutional Class and Advisor Class shares may be made through a broker, by telephone or by mailing a written request. Institutional Class and Advisor Class shares of the Acquired Funds and Successor Funds are each redeemed at their net asset value, next determined after the redemption request is received on each day on which the net asset value is computed. Proceeds will ordinarily be distributed by check or by wire promptly, but not later than seven days after receipt of a redemption request.

      Any questions about the foregoing procedures in effecting purchases, exchanges or redemptions of the shares of the Successor Funds may be directed to Forum at 1-866-733-4541. Any questions about the foregoing procedures or assistance in effecting purchases, exchanges or redemptions of the shares of the Acquired Funds may be directed to Chartwell Investment Partners, 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312 (1-610-296-1400).

      DIVIDENDS

      The Acquired Funds and Successor Funds distribute net investment income and capital gains, if any, at least annually. If you own shares on the record date, you will be entitled to receive the distribution. With respect to both the Acquired Funds and the Successor Funds, unless a shareholder otherwise instructs, dividends and capital gains distributions will be reinvested automatically in additional shares at net asset value.

      TAX CONSEQUENCES

      As a condition to the Reorganization transaction, the AST Trust and AIC Trust will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Code so that no gain or loss will be recognized by either the Acquired Funds, the Successor Funds or the shareholders of the Acquired Funds. The adjusted tax basis of the Successor Funds shares received by the respective Acquired Funds shareholders will be the same as the adjusted tax basis of their shares in the Acquired Funds.

      RISK FACTORS

      Because the investment objectives and policies of the Acquired Funds and the Successor Funds are identical, an investment in one of the Successor Funds will be subject to the same investment risks as an investment in its corresponding Acquired Fund. For a more complete discussion of the risks associated with an investment in the Funds, please review the Prospectuses of the Acquired Funds and the Prospectuses of the Successor Funds. Set forth below is a brief summary of the investment risk factors of the Acquired Funds and Successor Funds.

      LARGE CAP VALUE FUNDS. Each Large Cap Value Fund is subject to the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

      The Large Cap Value Funds may invest in U.S. dollar-denominated securities of foreign companies, which may involve greater risks, including: economic and political instability; less publicly available information; less strict auditing and financial reporting requirements; currency fluctuations; less governmental supervision and regulation of securities markets; and greater possibility of not being able to sell securities on a timely basis.

      SMALL CAP VALUE FUNDS. Each Small Cap Value Fund is subject to the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

      The Small Cap Value Funds may invest in smaller companies. Investing in such companies may involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic share price changes than larger companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Stocks of these companies may have limited market liquidity and their prices may be more volatile.

      In addition, the Small Cap Value Funds may invest in U.S. dollar-denominated securities of foreign companies, which may involve greater risks, including: economic and political instability; less publicly available information; less strict auditing and financial reporting requirements; currency fluctuations; less governmental supervision and regulation of securities markets; and greater possibility of not being able to sell securities on a timely basis.

             BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION

      The Acquired Funds were established in 1999 as part of the AST Trust and commenced investment operations on October 1, 1999. In addition to the Acquired Funds, the AST Trust consists of other investment portfolios managed by other investment advisers who receive other services from U.S. Bancorp and other service providers, all of which are overseen by the Board of Trustees of the AST Trust.

      Chartwell made a strategic business decision to consolidate the service relationships with SEI GFS for the various mutual funds and other accounts that Chartwell manages. The Board of Trustees of the AST Trust, including a majority of the independent Trustees, approved the reorganization of the Acquired Funds into the Successor Funds, which are newly-registered series of the AIC Trust, in order to effectuate that business decision. The Trustees received and reviewed extensive documentary and oral information about the proposal, including information about the qualifications of: (1) SEI GFS as a provider of administrative services and its affiliates, such as SIDCo., as a provider of distribution services; (2) Wachovia as a provider of custody services; and (3) Forum as a provider of transfer agency services. They also reviewed the structure of the proposed Reorganization, including the similarity of investment objectives, policies and manner of operation of the Acquired Funds and the Successor Funds. The Trustees also took into consideration: (1) that the expense ratios of the Successor Funds would be lower before any fee waivers are taken into account and the same after taking into account fee waivers and that there was no intention to raise expense ratios in the future, and that Chartwell has contractually agreed to keep the expense ratios of each Successor Fund at a specific level identical to that of its corresponding Acquired Fund for an indefinite period; (2) that there will be no change in the investment adviser who manages the funds or the fees paid for their services; (3) that Chartwell would absorb all costs of the Reorganization and that there would be no charges imposed on shareholders in connection with the Reorganization; (4) that the respective net asset values per share of the Acquired Funds and Successor Funds would be the same; and (5) that the Reorganization of each of the Acquired Funds would be tax free to the Acquired Funds and to their shareholders.

      The Board of Trustees of the AST Trust, including a majority of the independent Trustees, determined that participation in the Reorganization is in the best interests of each Acquired Fund and that the interests of each Acquired Fund's shareholders would not be diluted as a result of its effecting the Reorganization. Based upon Chartwell's reasons for recommending the Reorganization, the Board of Trustees of the AST Trust unanimously voted to approve, and recommends to each Acquired Fund's shareholders the approval of, the Reorganization Agreement.

      The Board of Trustees of the AIC Trust, including the independent Trustees, have unanimously concluded that consummation of the Reorganization is in the best interests of the Successor Funds and have unanimously voted to approve the Reorganization Agreement.

                   DESCRIPTION OF THE REORGANIZATION AGREEMENT

      The Reorganization Agreement provides that all of the assets of each Acquired Fund will be transferred to its corresponding Successor Fund, subject to the liabilities of such Acquired Fund. Each shareholder of an Acquired Fund will receive the same number and class (with the same aggregate value) of shares of its corresponding Successor Fund as the shareholder had in such Acquired Fund immediately prior to the Reorganization. The Acquired Funds' shareholders will not pay a sales charge, commission or other transaction cost in connection with their receipt of shares of the Successor Funds.

      Following the transfer of assets and assumption of liabilities of each Acquired Fund to and by its corresponding Successor Fund, and the issuance of Institutional Class and Advisor Class shares, as the case may be, by the Successor Fund to the corresponding Acquired Fund, the Acquired Fund will distribute the shares of the Successor Fund among the shareholders of the Acquired Fund in proportion to the number of shares each such shareholder holds in the Acquired Fund. In addition to receiving shares of the Successor Fund, each shareholder of the Acquired Fund will have a right to receive any declared and unpaid dividends or other distributions of the Acquired Fund. Following the Reorganization, shareholders of each Acquired Fund will be shareholders of the corresponding Successor Fund and the AST Trust will take all steps necessary to effect the termination of the Acquired Funds.

      The Reorganization is subject to certain conditions, including: approval of the Reorganization Agreement and the transactions and exchange contemplated thereby as described in this Prospectus/Proxy Statement by the shareholders of the Acquired Funds; the receipt of a legal opinion described in the Reorganization Agreement regarding tax matters; the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement and other matters; and the parties' performance, in all material respects, of the agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the Reorganization is expected to occur on or about December 9, 2002 ("Closing Date").

      Chartwell is responsible for the payment of all expenses of the Reorganization incurred by either party, whether or not the Reorganization is consummated. Such expenses include, but are not limited to, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the Acquired Funds' shareholders.

      The Reorganization may be terminated at any time prior to its consummation by either the AST Trust or AIC Trust if circumstances should develop that, in the opinion of either the Board of Trustees of the AST Trust or the Board of Trustees of AIC Trust, make proceeding with the Reorganization Agreement inadvisable. The Reorganization Agreement provides further that at any time prior to the consummation of the Reorganization: (i) the parties thereto may amend or modify any of the provisions of the Reorganization Agreement provided that such amendment or modification would not have a material adverse effect upon the benefits intended under the Reorganization Agreement and it would be consistent with the best interests of shareholders of the Acquired Funds and the Successor Funds; and (ii) either party may waive any of the conditions set forth in the Reorganization Agreement if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under the Reorganization Agreement to the shareholders of the Acquired Funds or the shareholders of the Successor Funds, as the case may be.

                      DESCRIPTION OF SUCCESSOR FUND SHARES

      Full and fractional shares of each Successor Fund will be issued without the imposition of a sales charge or other fee to the shareholders of the corresponding Acquired Fund in accordance with the procedures described above. Shares of each Successor Fund to be issued to shareholders of the corresponding Acquired Fund under the Reorganization Agreement will be fully paid and nonassessable by AIC Trust when issued and transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Successor Funds dated October 17, 2002, provided herewith for additional information about shares of the Successor Funds.

                         FEDERAL INCOME TAX CONSEQUENCES

      As a condition to the Reorganization, the AST Trust, on behalf of the Acquired Funds, and AIC Trust, on behalf of the Successor Funds, will receive an opinion of counsel to AIC Trust, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (1) the Reorganization as set forth in the Reorganization Agreement will constitute a tax-free "reorganization" under Section 368(a)(1)(F) of the Code, and each Acquired Fund and each Successor Fund will be "a party to a reorganization" within the meaning of
Section 368(b) of the Code; (2) no gain or loss will be recognized by a Successor Fund upon its receipt of the corresponding Acquired Fund's assets (subject to the liabilities of the Acquired Fund) in exchange for Successor Fund shares; (3) no gain or loss will be recognized by an Acquired Fund upon the transfer of its assets (subject to the liabilities of the Acquired Fund) to the corresponding Successor Fund in exchange for Successor Fund shares or upon the distribution of the Successor Fund shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (4) no gain or loss will be recognized by shareholders of an Acquired Fund upon the exchange of their shares for corresponding Successor Fund shares; (5) the adjusted tax basis of an Acquired Fund's assets acquired by the corresponding Successor Fund will be the same as the adjusted tax basis of such assets to the Acquired Fund immediately prior to the Reorganization; (6) the adjusted tax basis of Successor Fund shares received by shareholders of an Acquired Fund pursuant to the Reorganization will be the same as the adjusted tax basis of the Acquired Fund shares held by shareholders immediately prior to the Reorganization; (7) the holding period of the assets of an Acquired Fund in the hands of the corresponding Successor Fund will include the period during which those assets were held by the Acquired Fund; and (8) the holding period of the Successor Funds shares received by shareholders of the Acquired Funds pursuant to the Reorganization will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided the Acquired Fund shares were held as capital assets on the date of the Reorganization.

      The AST Trust and the AIC Trust have not sought a tax ruling from the Internal Revenue Service ("IRS"), but are acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own tax advisor concerning the potential tax consequences to them, including state and local income taxes.

          COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

      GENERAL

      Each Successor Fund and each Acquired Fund is a series of open-end management investment companies registered under the 1940 Act. The AST Trust is organized as a business trust pursuant to an Agreement and Declaration of Trust under the laws of the State of Delaware and is governed by its Agreement and Declaration of Trust, By-Laws and Board of Trustees, in addition to applicable state and federal law. The AIC Trust is organized as a business trust pursuant to a Declaration of Trust under the laws of the Commonwealth of Massachusetts and is governed by its Declaration of Trust, By-Laws and Board of Trustees, in accordance with applicable state and federal law. The rights of shareholders of the Successor Funds and shareholders of the Acquired Funds as set forth in the applicable Agreement and Declaration of Trust and Declaration of Trust and By-laws are substantially similar. Set forth below is a brief summary of the significant rights of the shareholders of the Successor Funds and the shareholders of the Acquired Funds.

      SHARES OF THE SUCCESSOR FUNDS AND THE ACQUIRED FUNDS

      The AIC Trust is authorized to issue an unlimited number of shares of beneficial interest which have no par value. Each Successor Fund is a portfolio of the AIC Trust. The Board of Trustees has established two classes of shares of the Successor Funds, known as Institutional Class and Advisor Class shares. Shares of both Classes will be issued in conjunction with this Reorganization. The AST Trust is authorized to issue an unlimited number of shares of beneficial interest with par value of $.01 per share. Each Acquired Fund is a portfolio of the AST Trust and has two classes of shares, known as Institutional Class and Advisor Class shares. Issued and outstanding shares of each Successor Fund and each Acquired Fund are fully paid and nonassessable by the AIC Trust and the AST Trust, respectively, and are freely transferable.

      VOTING RIGHTS

      The AIC Trust and the AST Trust are not required to hold annual meetings of shareholders, except as required under the 1940 Act. Shareholder approval is necessary for certain changes in operations, the election of trustees under certain circumstances, and certain amendments to the Declaration of Trust. The AST Trust and the AIC Trust require that a special meeting of shareholders be called for any permissible purpose upon the written request of the holders of at least 10% of the outstanding shares of the series or class of the AST Trust and the AIC Trust, respectively, entitled to vote. Each share of a Successor Fund and of an Acquired Fund gives the shareholder one vote in trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in each of the AIC Trust and the AST Trust have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

      TRUSTEES

      The Declaration of Trust for the AIC Trust and the Agreement and Declaration of Trust for the AST Trust each provides that the term of office of each Trustee shall be for the lifetime of the AIC Trust or the AST Trust, as the case may be, or the earlier of his or her death, resignation, retirement, removal or mental or other incapacity. A Trustee of AIC Trust may be removed by:
(i) a majority vote of the Trustees; or (ii) a vote of the majority of the outstanding shares at any special meeting of shareholders. A Trustee of the AST Trust may be removed by a vote of two-thirds of the outstanding shares at a special meeting of shareholders. A vacancy on the Board may be filled by a majority of the Trustees remaining in office. A meeting of shareholders will be required for the purpose of electing additional Trustees whenever fewer than a majority of the Trustees then in office were elected by shareholders.

      LIABILITY OF TRUSTEES AND OFFICERS

      Under both the Declaration of Trust for the AIC Trust and the Agreement and Declaration of Trust for the AST Trust, a Trustee will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust for the AIC Trust and the Agreement and Declaration of Trust of the AST Trust each further provides that Trustees will be indemnified by the AIC Trust or the AST Trust, as the case may be, to the fullest extent permitted by law against liability and against all expenses in connection with litigation unless the person's conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person's duties.

      SHAREHOLDER LIABILITY

      Under certain circumstances, shareholders of the Successor Funds may be held personally liable as partners under Massachusetts law for obligations of the AIC Trust on behalf of the Successor Funds. To protect its shareholders, the AIC Trust has filed legal documents with the Commonwealth of Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the AIC Trust. These documents require that notice of this disclaimer be given in each agreement, obligation or instrument that the AIC Trust or its Trustees enter into or sign.

      In the unlikely event a shareholder is held personally liable for the AIC Trust's obligations on behalf of the Successor Funds, the AIC Trust is required to use its property to protect or compensate the shareholder. On request, the AIC Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the AIC Trust on behalf of an Acquired Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the AIC Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of the Acquired Funds.

      TERMINATION

      In the event of the termination of the AIC Trust or any portfolio or class of the AIC Trust or of the termination the AST Trust or a portfolio or class of the AST Trust, the shareholders of the respective portfolio or class are entitled to receive, when and as declared by its Trustees, the excess of the assets belonging to the respective portfolio or class over the liabilities belonging to the respective portfolio or class. In either case, the assets belonging to the portfolio or class will be distributed among the shareholders in proportion to the number of shares of the respective portfolio or class held by them.

                                 CAPITALIZATION

      Each Successor Fund is a newly-organized portfolio which, as of the date of this Prospectus/Proxy Statement, has not conducted any business (other than matters incident to its organization) and has no shareholders. Accordingly, the capitalization of each Successor Fund immediately following the Reorganization is expected to be identical to the capitalization of its corresponding Acquired Fund immediately prior to the Reorganization. The following table sets forth the unaudited capitalization of each Successor Fund and the outstanding shares of each Acquired Fund as of October 4, 2002 and on a pro forma combined basis as of that date.

                                                                 NET ASSET
                                                   NET ASSETS    VALUE PER       SHARES
FUND                                                 (000)         SHARE       OUTSTANDING
                                                   ----------    ---------    -------------
Acquired/ Chartwell Large Cap Value--
  Institutional Class                               $16,575        $ 7.13     2,324,412.130
                                                    -------        ------     -------------
  Advisor Class                                     $     1        $ 7.11            94.607
                                                    -------        ------     -------------
                                          Total     $16,576        $ 7.13     2,324,506.737

Pro Forma - Successor/ Chartwell Large
Cap Value
   Institutional Class                              $16,575        $ 7.13     2,324,412.130
                                                    -------        ------     -------------
   Advisor Class                                    $     1        $ 7.11            94.607
                                                    -------        ------     -------------
                                          Total     $16,576        $ 7.13     2,324,506.737

Acquired/ Chartwell Small Cap Value--
  Institutional Class                               $11,479        $11.45     1,002,163.289
                                                    -------        ------     -------------
  Advisor Class                                     $    90        $11.46         7,813.085
                                                    -------        ------     -------------
                                          Total     $11,569        $11.45     1,009,976.374

Pro Forma - Successor/ Chartwell Small
Cap Value
   Institutional Class                              $11,479        $11.45     1,002,163.289
                                                    -------        ------     -------------
   Advisor Class                                    $    90        $11.46         7,813.085

                                          Total     $11,569        $11.45     1,009,976.374
                                                    -------        ------     -------------

          INFORMATION ABOUT THE AIC TRUST, THE SUCCESSOR FUNDS, THE AST
                          TRUST AND THE ACQUIRED FUNDS

      Information about the AIC Trust and the Successor Funds is contained in the Successor Funds' Prospectuses dated October 17, 2002, and the Successor Funds' Statement of Additional Information dated October 17, 2002, and the Statement of Additional Information dated October 17, 2002 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of the Statements of Additional Information, which have been filed with the Securities and Exchange Commission (the "SEC"), may be obtained upon request and without charge by contacting the Successor Funds at 1-610-296-1400, or by writing to the Successor Funds at Chartwell Investment Partners, 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312. The AIC Trust is subject to the informational requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the AIC Trust or the Successor Funds can be obtained by calling or writing the Successor Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, D.C. located at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates or from the SEC's Internet site at http://www.sec.gov.

      This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by AIC Trust with the SEC under the 1933 Act, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the AIC Trust and the Successor Funds and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

      Information about the Acquired Funds and the AST Trust is contained in the Acquired Funds' current Prospectuses dated December 31, 2001, the Annual Report to Shareholders dated August 31, 2001, the Semi-Annual Report to Shareholders dated February 28, 2002, the Statement of Additional Information dated December 31, 2001 (as amended February 21, 2002), and the Statement of Additional Information dated October 17, 2002 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of such Prospectuses, Annual Report, Semi-Annual Report, and Statements of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge from the Acquired Funds by calling 1-866-205-0357, or by writing to the Acquired Funds at 615 Michigan Street, 3rd Floor, Milwaukee, WI 53202. The AST Trust is subject to the informational requirements of the 1933 Act, the 1934 Act and the 1940 Act and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the AST Trust or the Acquired Funds, can be obtained by calling or writing the Acquired Funds and can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section or from the SEC's Internet site at http://www.sec.gov.

                               VOTING INFORMATION

      This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Trustees of the AST Trust of proxies for use at the Special Meeting of Shareholders (the "Special Meeting") to be held at 12:00 p.m. on November 25, 2002 at the offices of US Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, 4th Floor, Milwaukee, WI 53202, and at any adjournments thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated which may properly come before the Special Meeting. A proxy, if properly executed, duly returned and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Reorganization Agreement. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of the AST Trust an instrument revoking the proxy, by submitting a proxy bearing a later date or by attending and voting at the Special Meeting.

      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Chartwell. In addition to solicitations through the mails, proxies may be solicited by officers, employees and agents of the Acquired Funds, Chartwell, or other SEI GFS subsidiaries at no additional cost to the Acquired Funds. Such solicitations may be by telephone, telegraph or personal contact. Chartwell will reimburse custodians, nominees and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

      OUTSTANDING SHARES AND VOTING REQUIREMENTS

      The Board of Trustees of the AST Trust has fixed the close of business on October 4, 2002, as the record date for the determination of shareholders of the Acquired Funds entitled to notice of and to vote at the Special Meeting and at any adjournments thereof. As of the record date, 2,324,506.737 shares of the Chartwell Large Cap Value Fund and 1,009,976.374 shares of the Chartwell Small Cap Value Fund were outstanding and entitled to vote.

      Each of the Acquired Fund's shares is entitled to one vote and fractional shares have proportionate voting rights. On the record date, the Trustees and officers of the AST Trust as a group owned less than 1% of the outstanding shares of the Acquired Funds. To the best knowledge of the AST Trust, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of each Acquired Fund's outstanding shares.

Chartwell Large Cap Value Fund -
Institutional Class

-----------------------------------------------------------------------------------------
                                             Shares Owned of Record        Percent of
       Name and Address                         and Beneficially       Outstanding Shares
-----------------------------------------------------------------------------------------
Hudson-Webber Foundation                         1,016,981.3730              43.75%
David O. Bener, President
Ms. Leslie Malcomson
333 W. Fort St., Ste 1310
Detroit, MI 48226

FAM & Co                                           434,237.5570              18.68%
FBO Salin Bank and Trust Co.
Attn:  Trust Dept
8455 Keystone Xing Ste 100
Indianapolis, IN 46240-4303

Charles H. Harris                                  210,745.0520               9.07%
c/o Chartwell Value Fund
Attn:  Jon Caffey
1235 Westlakes Dr. Ste 330
Berwyn, PA 19312-2415

Firstmat Co.                                       149,704.8300               6.44%
PBO West Chester Boro Police
Pension Plan
First National Bank of West Chester
P.O. Box 3105
West Chester, PA 19381-3105

State Street Bank Cust FBO                         133,195.0190               5.73%
Comm. Foundation For SE Michigan
200 Newport Avenue Ext. Fl 7
Quincy, MA 02171-2102

First Union National Bank FBO                      130,035.9700               5.59%
Lansdale Borough Police
1525 West Harris Blvd
Charlotte, NC 28288

Chartwell Small Cap Value Fund - Institutional
Class

-----------------------------------------------------------------------------------------
                                              Shares Owned of Record       Percent of
       Name and Address                          and Beneficially      Outstanding Shares
-----------------------------------------------------------------------------------------
Illinois National Bank Cust                        192,762.9650              19.23%
Plumbers & Steam Fitters Local 117
Pension
322 E. Capitol Ave
Springfield, IL 62701-1710

Drake Center Capital and Strategic Fund            150,168.9390              14.98%
151 W. Galbraith Rd
Cincinnati, OH 45216-1015

Reno & Co.                                         130,226.1820              12.99%
P.O. Box 1377
Buffalo, NY 14240-1377

Richard W. Clark &                                 113,122.1720              11.29%
Kari Wigton Clark TR
Clark Family Trust of 1947
U/A 07/16/1987
2023 W. Olive Ave
Burbank, CA 91505-4538

Charles H. Harris                                   79,800.6620               7.96%
Attn:  Jon Caffey
co/o Chartwell Value Fund
1235 Westlake Dr. Ste 330
Berwyn, PA 19312

Strafe & Co.                                        50,541.2380               6.08%
FBO Servants of Holy Heart
PO Box 160
Westerville, OH 43086-0160

Chartwell Large Cap Value Fund - Advisor Class

-----------------------------------------------------------------------------------------
                                              Shares Owned of Record       Percent of
       Name and Address                          and Beneficially      Outstanding Shares
-----------------------------------------------------------------------------------------
Chartwell Investment Partners                        94.6070                  100%
1235 Westlakes Dr. Ste 400
Berwyn PA 19312-2416

Chartwell Small Cap Value Fund - Advisor Class

-----------------------------------------------------------------------------------------
                                              Shares Owned of Record       Percent of
       Name and Address                          and Beneficially      Outstanding Shares
-----------------------------------------------------------------------------------------
Connecticut General Life Insurance                  7,745.6540               99.14%
Attn:  Hector Flores H18D
280 Trumbull St
Hartford, CT 06103-3509

      As of the record date, there were no Institutional Class or Advisor Class shares of the Successor Funds outstanding.

      Approval of the Reorganization Agreement with respect to an Acquired Fund requires the affirmative vote of a majority of the outstanding shares voted of the Acquired Fund. A majority of the outstanding shares means the vote of: (i) 67% or more of the Acquired Fund's outstanding shares present at a meeting, if holders of more than 50% of the outstanding shares of the Acquired Fund are present or represented by proxy, or (ii) more than 50% of the Acquired Fund's outstanding shares, whichever is less. Forty percent (40%) of the shares of an Acquired Fund entitled to vote shall constitute a quorum at the Special Meeting for the purpose of voting on the proposed Reorganization. For purposes of determining the presence of a quorum, shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Special Meeting. Voting requirements for the merger are based on state law, or the charter, not the 1940 Act. Approval of the Reorganization is determined on the basis of a percentage of votes present at the Special Meeting, which would have the effect of treating abstentions and "broker non-votes" as if they were votes against the Reorganization.

      DISSENTER'S RIGHT OF APPRAISAL

      Shareholders of an Acquired Fund objecting to the Reorganization have no appraisal rights under the AST Trust's Agreement and Declaration of Trust or Delaware law. Under the Plan, if approved by an Acquired Fund's shareholders, each shareholder will become the owner of Institutional Class or Advisor Class shares, as applicable, as applicable of its corresponding Successor Fund having a total net asset value equal to the total net asset value of his or her holdings in the Acquired Fund at the Closing Date.

      Management of the AST Trust knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting. However, if any other business shall properly come before the Special Meeting, the persons named in the proxy intend to vote thereon in accordance with their best judgment.

      If at the time any session of the Special Meeting is called to order, a quorum is not present in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of one or more of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies with respect to any such proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of the proposal, in favor of such an adjournment, and will vote those proxies required to be voted against the proposal, against any such adjournment.

      Whether or not shareholders expect to attend the Special Meeting, all shareholders are urged to complete, sign and return the enclosed proxy form promptly.

                      AGREEMENT AND PLAN OF REORGANIZATION

      This AGREEMENT AND PLAN OF REORGANIZATION dated as of September 17, 2002 (the "Agreement"), is between and among Advisors Series Trust ("AST Trust"), a Delaware business trust, with its principal place of business at 4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018, with regard to its Chartwell Large Cap Value Fund series and its Chartwell Small Cap Value Fund series (each an "Acquired Fund" and together, the "Acquired Funds"), The Advisors' Inner Circle Fund ("AIC Trust"), a Massachusetts business trust, with its principal place of business at One Freedom Valley Road, Oaks, PA 19456 with regard to its Chartwell Large Cap Value Fund series and its Chartwell Small Cap Value Fund series (each a "Successor Fund" and together, the "Successor Funds"), and with respect to Section 17(b), Chartwell Investment Partners ("Chartwell").

      WHEREAS, AST Trust was organized on October 3, 1996 under Delaware law as a business trust under an Agreement and Declaration of Trust, AST Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), AST Trust has authorized capital consisting of an unlimited number of shares of beneficial interest with $0.01 par value of separate series of AST Trust, and the Acquired Funds are duly organized and validly existing series of AST Trust;

      WHEREAS, AIC Trust was organized on July 18, 1991 under Massachusetts law as a business trust under a Declaration of Trust, AIC Trust is an open-end management investment company registered under the 1940 Act, AIC Trust has authorized capital consisting of an unlimited number of shares of beneficial interest with no par value of separate series of AIC Trust, and the Successor Funds are duly organized and validly existing series of AIC Trust;

      NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of each Acquired Fund solely in exchange for the assumption by its corresponding Successor Fund, as designated on Schedule A to this Agreement, of all of the liabilities of the Acquired Fund and shares of beneficial interest of the Successor Fund ("Successor Fund Shares") followed by the distribution, at the Effective Time (as defined in
Section 12 of this Agreement), of such Successor Fund Shares to the holders of shares of the Acquired Fund ("Acquired Fund Shares") on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund. The parties hereto hereby covenant and agree as follows:

      1. PLAN OF REORGANIZATION. At the Effective Time, each Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 5 of this Agreement) (the "Statement of Assets and Liabilities"), to its corresponding Successor Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Successor Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, and the Successor Fund shall deliver to the Acquired Fund a number of Successor Fund Shares (both full and fractional) equivalent in number and value to the Acquired Fund Shares outstanding immediately prior to the Effective Time. Shareholders of record of Institutional Class Shares of each Acquired Fund at the Effective Time shall be credited with full and fractional Institutional Class Shares of the corresponding Successor Fund. Shareholders of record of Advisor Class Shares of each Acquired Fund at the Effective Time shall be credited with full and fractional Advisor Class Shares of the corresponding Successor Fund. The assets and liabilities of each Acquired Fund shall be exclusively assigned to and assumed by the corresponding Successor Fund. All debts, liabilities, obligations and duties of each Acquired Fund, to the extent that they exist at or after the Effective Time, shall after the Effective Time attach to the corresponding Successor Fund and may be enforced against such Successor Fund to the same extent as if the same had been incurred by the Successor Fund. The events outlined in this Section 1 are the "Reorganization."

      2. TRANSFER OF ASSETS.

            (a) The assets of each Acquired Fund to be acquired by the corresponding Successor Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Effective Time.

            (b) Each Acquired Fund shall direct U.S. Bank N.A., as custodian for the Acquired Funds (the "Custodian"), to deliver, at or prior to the Effective Time, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the corresponding Successor Fund within two business days prior to or at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Successor Funds no later than five business days preceding the Effective Time, and shall be transferred and delivered by the Acquired Fund prior to or as of the Effective Time for the account of the corresponding Successor Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Effective Time by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which each Acquired Fund's assets are deposited, each Acquired Fund's assets deposited with such depositories. The cash to be transferred by the Acquired Funds shall be delivered by wire transfer of federal funds prior to or as of the Effective Time.

            (c) Each Acquired Fund shall direct U.S. Bancorp Fund Services, LLC (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver prior to or as of the Effective Time a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Fund Shares and the number and percentage ownership of outstanding Institutional Class Shares and Advisor Class Shares owned by each shareholder immediately prior to the Effective Time. Each Successor Fund shall issue and deliver a confirmation evidencing the corresponding Successor Fund Shares to be credited at the Effective Time to the Secretary of each Acquired Fund, or provide evidence satisfactory to the Acquired Funds that such Successor Fund Shares have been credited to each Acquired Fund's account on the books of the Successor Fund. No later than the Effective Time each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

      3. CALCULATIONS.

            (a) The number of each class of Successor Fund Shares issued to each Acquired Fund pursuant to Section 1 hereof will be the number of issued and outstanding Acquired Fund Shares of each such class at the Valuation Time.

            (b) The net asset value of each class of the Successor Fund Shares shall be the respective net asset value of each corresponding Acquired Fund's shares of each such class at the Valuation Time. The net asset value of Acquired Fund Shares shall be computed at the Valuation Time in the manner set forth in the Acquired Fund's then current prospectus under the Securities Act of 1933 (the "1933 Act").

      4. VALUATION OF ASSETS. The value of the assets of each Acquired Fund shall be the value of such assets computed as of the time at which the Acquired Fund's net asset value is calculated at the Valuation Time (as hereinafter defined). The net asset value of the assets of the Acquired Funds to be transferred to the corresponding Successor Funds shall be computed by AST Trust (and shall be subject to adjustment by the amount, if any, agreed to by AST Trust and the Acquired Funds and AIC Trust and the Successor Funds). In determining the value of the securities transferred by the Acquired Fund to the Successor Fund, each security shall be priced in accordance with the pricing policies and procedures of the Acquired Fund as described in the then current prospectus and statement of additional information. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by AST Trust, provided that such determination shall be subject to the approval of AIC Trust. AST Trust and AIC Trust agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Successor Fund and those determined in accordance with the pricing policies and procedures of the Acquired Fund.

      5. VALUATION TIME. The valuation time shall be 4:00 p.m., Eastern Time, on December 6, 2002, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the parties (the "Valuation Time"). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of AIC Trust or AST Trust, accurate appraisal of the value of the net assets of the Acquired Funds is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Funds is practicable.

      6. LIQUIDATION OF THE ACQUIRED FUNDS AND CANCELLATION OF SHARES. At the Effective Time, each Acquired Fund will liquidate and the respective Successor Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Effective Time in exchange for the Acquired Fund Shares and in complete liquidation of each Acquired Fund. Each shareholder of an Acquired Fund will receive a number of Institutional Class and Advisor Class Successor Fund Shares equal in number and value to the Institutional Class and Advisor Class Acquired Fund Shares held by that shareholder, and each Successor Fund Share and each Acquired Fund Share will be of equivalent net asset value per share. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the corresponding Successor Fund in the name of each shareholder of the Acquired Fund that represents the respective number and class of Successor Fund Shares due such shareholder. All of the issued and outstanding shares of each Acquired Fund shall be cancelled on the books of AST Trust at the Effective Time and shall thereafter represent only the right to receive Successor Fund Shares. Each Acquired Fund's transfer books shall be closed permanently. AST Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Funds.

      7. REPRESENTATIONS AND WARRANTIES OF THE SUCCESSOR FUNDS. The Successor Funds represent and warrant to the Acquired Funds as follows:

            (a) ORGANIZATION, EXISTENCE, ETC. AIC Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted.

            (b) REGISTRATION AS INVESTMENT COMPANY. AIC Trust is registered under the 1940 Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

            (c) SHARES TO BE ISSUED UPON REORGANIZATION. The Successor Fund Shares to be issued by each Successor Fund in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable by the Trust. Prior to the Effective Time, there shall be no issued and outstanding Successor Fund Shares or any other securities issued by the Successor Funds.

            (d) AUTHORITY RELATIVE TO THIS AGREEMENT. AIC Trust, on behalf of each Successor Fund, has the power to enter into this Agreement and to carry out its obligations hereunder. The execution, delivery and performance of this Agreement, and the consummation of the transactions contemplated hereby, have been duly authorized by AIC Trust's Board of Trustees, and no other proceedings by the Successor Fund are necessary to authorize AIC Trust's officers to effectuate this Agreement and the transactions contemplated hereby. Neither Successor Fund is a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

            (e) LIABILITIES. There are no liabilities of either Successor Fund, whether or not determined or determinable, other than liabilities incurred in the ordinary course of business subsequent to the Effective Time or otherwise disclosed to the Acquired Funds, none of which has been materially adverse to the business, assets or results of operations of the Successor Funds. AIC Trust's Registration Statement, which is on file with the Securities and Exchange Commission (the "SEC"), does not contain an untrue statement of material fact or omit a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

            (f) LITIGATION. Except as disclosed to the Acquired Funds, there are no claims, actions, suits or proceedings pending or, to the actual knowledge of the Successor Funds, threatened which would materially adversely affect the Successor Funds or their respective assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

            (g) CONTRACTS. Except for contracts and agreements disclosed to the Acquired Funds, under which no default exists, neither Successor Fund is a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Successor Fund.

            (h) TAXES. As of the Effective Time, all Federal and other tax returns, information returns, and other tax-related reports of the Successor Funds required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Successor Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

            (i) SUBCHAPTER M. For each taxable year of its operation, each Successor Fund has met (or will meet) the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code.

      8. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUNDS. The Acquired Funds represent and warrant to the Successor Funds as follows:

            (a) ORGANIZATION, EXISTENCE, ETC. AST Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to carry on its business as it is now being conducted.

            (b) REGISTRATION AS INVESTMENT COMPANY. AST Trust is registered under the 1940 Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

            (c) FINANCIAL STATEMENTS. The audited financial statements of AST Trust relating to the Acquired Funds for the fiscal year ended August 31, 2002 (the "Acquired Fund's Financial Statements"), as delivered to the Successor Funds, fairly present the financial position of each Acquired Fund as of the dates thereof, and the results of its operations and changes in its net assets for the periods indicated. There are no known contingent liabilities of either Acquired Fund required to be reflected on a balance sheet (including notes thereto) in accordance with generally accepted accounting principles as of such date not disclosed therein.

            (d) MARKETABLE TITLE TO ASSETS. Each Acquired Fund respectively will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the corresponding Successor Fund. Upon delivery and payment for such assets, the corresponding Successor Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims.

            (e) AUTHORITY RELATIVE TO THIS AGREEMENT. AST Trust, on behalf of each Acquired Fund, has the power to enter into this Agreement and to carry out its obligations hereunder. The execution, delivery and performance of this Agreement, and the consummation of the transactions contemplated hereby, have been duly authorized by AST Trust's Board of Trustees, and, except for approval by the shareholders of each Acquired Fund, no other proceedings by that Acquired Fund are necessary to authorize AST Trust's officers to effectuate this Agreement and the transactions contemplated hereby. Neither Acquired Fund is a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

            (f) LIABILITIES. There are no liabilities of either Acquired Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquired Fund's Financial Statements and liabilities incurred in the ordinary course of business prior to the Effective Time, or otherwise disclosed to the Successor Funds, none of which has been materially adverse to the business, assets or results of operations of the Acquired Fund. AST Trust's Registration Statement, which is on file with the SEC, does not contain an untrue statement of a material fact or omit a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

            (g) LITIGATION. Except as disclosed to the Successor Funds, there are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquired Funds, threatened which would materially adversely affect the Acquired Funds or their respective assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

            (h) CONTRACTS. Except for contracts and agreements disclosed to the Successor Funds, under which no default exists, neither Acquired Fund, at the Effective Time, is a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever.

            (i) TAXES. As of the Effective Time, all Federal and other tax returns, information returns, and other tax-related reports of the Acquired Funds required by law to have been filed shall have been filed by such date (including extensions), and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

            (j) SUBCHAPTER M. For each taxable year of its operation, each Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under
Section 852 of the Code.

      9. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SUCCESSOR FUNDS.

            (a) All representations and warranties of the Acquired Funds contained in this

Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time. At the Effective Time, AIC Trust shall have received a certificate from the President or Vice President of AST Trust, dated as of such date, certifying on behalf of AST Trust that as of such date that the conditions set forth in this clause (a) have been met.

            (b) The Successor Funds shall have received an opinion of counsel on behalf of the Acquired Funds, dated as of the Effective Time, addressed and in form and substance satisfactory to counsel for the Successor Fund, to the effect that: (i) AST Trust is duly organized and in good standing under the laws of the State of Delaware and the Acquired Funds are validly existing series of AST Trust; (ii) AST Trust is an open-end management investment company registered under the 1940 Act and such registration has not been revoked or rescinded and is in full force and effect; (iii) AST Trust, on behalf of the Acquired Funds, has power to sell, assign, convey, transfer and deliver the Acquired Funds' assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, each Acquired Fund will have duly sold, assigned, conveyed, transferred and delivered such assets to AIC Trust; (iv) the execution and delivery of this Agreement will not, and the consummation of the transactions contemplated hereby will not, violate AST Trust's Declaration of Trust or Bylaws or any provision of an agreement known to such counsel (without any independent inquiry or investigation) to which AST Trust, with respect to the Acquired Funds, is a party or by which it is bound; (v) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite corporate action on behalf of AST Trust and this Agreement has been duly executed and delivered by AST Trust on behalf of the Acquired Funds and is a valid and binding obligation of AST Trust on behalf of the Acquired Funds, subject to applicable bankruptcy, insolvency, fraudulent conveyance and similar laws or court decisions regarding enforcement of creditors' rights generally; and (vi) to the best of counsel's knowledge, no consent, approval, order or authorization of any court, governmental authority or agency is required for AIC Trust to enter into this Agreement on behalf of the Acquired Fund or carry out its terms, except such as has been obtained under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act (together with the 1933 Act and the 1934 Act, the "Federal Securities Laws"), and Delaware state law as it relates to the treatment of business trusts (including, in the case of each of the foregoing, the rules and regulations thereunder) or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Funds or the consummation of the transactions contemplated by this Agreement. Such opinion may rely on a certificate of the President or Vice President of AST Trust as to factual matters.

            (c) Each Acquired Fund shall have delivered to the corresponding Successor Fund at the Effective Time the Acquired Fund's Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of AST Trust as to the aggregate asset value of each Acquired Fund's portfolio securities.

            (d) At the Effective Time, AST Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by AST Trust prior to or at the Effective Time and AIC Trust shall have received a certificate from the President or Vice President of AST Trust, dated as of such date, certifying on behalf of AST Trust that the conditions set forth in this clause (d) have been and continue to be, satisfied.

      10. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUNDS.

            (a) All representations and warranties of the Successor Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time. At the Effective Time, AST Trust shall have received a certificate from the President or Vice President of AIC Trust, dated as of such date, certifying on behalf of AIC Trust that as of such date that the conditions set forth in this clause (a) have been met.

            (b) The Acquired Funds shall have received an opinion of counsel on behalf of the Successor Funds, dated as of the Effective Time, addressed and in form and substance satisfactory to counsel for the Acquired Fund, to the effect that: (i) AIC Trust is duly organized under the laws of the Commonwealth of Massachusetts and the Successor Funds are validly existing series of the AIC Trust; (ii) AIC Trust is an open-end management investment company registered under the 1940 Act and such registration has not been revoked or rescinded and such registration is in full force and effect; (iii) the execution and delivery of this Agreement will not, and the consummation of the transactions contemplated hereby will not, violate AIC Trust's Declaration of Trust or Bylaws or any provision of an agreement known to such counsel (without any independent inquiry or investigation) to which AIC Trust, with respect to the Successor Funds, is a party or by which it is bound; (iv) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite corporate action on behalf of AIC Trust and this Agreement has been duly executed and delivered by AIC Trust on behalf of the Successor Funds and is a valid and binding obligation of AST Trust on behalf of the Successor Funds, subject to applicable bankruptcy, insolvency, fraudulent conveyance and similar laws or court decisions regarding enforcement of creditors' rights generally; (v) to the best of counsel's knowledge, no consent, approval, order or authorization of any court, governmental authority or agency is required for AIC Trust to enter into this Agreement on behalf of the Acquired Fund or carry out its terms, except such as has been obtained under the Federal Securities Laws and Massachusetts state law as it relates to treatment of business trusts (including, in the case of each of the foregoing, the rules and regulations thereunder) or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Funds or the consummation of the transactions contemplated by this Agreement; and (vi) the Successor Fund Shares to be issued in the Reorganization have been duly authorized and upon issuance thereof in accordance with this Agreement will be validly issued, fully paid and non-assessable by the AIC Trust. Such opinion may rely on a certificate of the President or Vice President of AIC Trust as to factual matters.

            (c) At the Effective Time, AIC Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by AIC Trust prior to or at the Effective Time and AST Trust shall have received a certificate from the President or Vice President of AIC Trust, dated as of such date, certifying on behalf of AIC Trust that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

      11. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUNDS AND THE SUCCESSOR FUNDS. The obligations of the Acquired Funds and the Successor Funds to effectuate this Agreement shall be subject to the satisfaction of each of the following conditions:

            (a) With respect to the Acquired Funds, AST Trust will call a meeting of shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval by shareholders of the Acquired Funds of this Agreement and the transactions contemplated herein, including the Reorganization and the termination of the Acquired Funds if the Reorganization is consummated. AIC Trust has prepared or will prepare a notice of meeting, form of proxy, and a combined prospectus/proxy statement on Form N-14 (collectively, the "Proxy Materials") to be used in connection with such meeting; provided that the Acquired Funds have furnished or will furnish information relating to them as is reasonably necessary for the preparation of the Proxy Materials.

            (b) The Registration Statement on Form N-14 of the Successor Funds shall be effective under the 1933 Act and, to the best knowledge of the Successor Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

            (c) The shares of the Successor Funds shall have been duly qualified for offering to the public in all states of the United States, the Commonwealth of Puerto Rico and the District of Columbia (except where such qualifications are not required) so as to permit the transfer contemplated by this Agreement to be consummated.

            (d) The Acquired Funds and the Successor Funds shall have received on or before the Effective Time an opinion of counsel satisfactory to the Acquired Funds and the Successor Funds, based on customary officers' certificates provided by each, substantially to the effect that with respect to each of the Acquired Funds and the Successor Funds for Federal income tax purposes:

                  (i) No gain or loss will be recognized by the Acquired Fund upon the transfer of its assets in exchange solely for Successor Fund Shares and the assumption by the Successor Fund of the Acquired Fund's stated liabilities.

                  (ii) No gain or loss will be recognized by the Successor Fund on its receipt of Acquired Fund assets in exchange for Successor Fund Shares and the assumption by the Successor Fund of the Acquired Fund's liabilities;

                  (iii) The adjusted tax basis of the Acquired Fund's assets in the Successor Fund's hands will be the same as the adjusted tax basis of those assets in the Acquired Fund's hands immediately before the Effective Time;

                  (iv) The Successor Fund's holding period for the assets received from the Acquired Fund will include the holding period of those assets in the Acquired Fund's hands immediately before the Effective Time;

                  (v) No gain or loss will be recognized by the Acquired Fund on the distribution of Successor Fund Shares to the Acquired Fund's shareholders in exchange for their Acquired Fund Shares;

                  (vi) No gain or loss will be recognized by any Acquired Fund shareholder as a result of the Acquired Fund's distribution of Successor Fund Shares to such shareholder in exchange for such shareholder's Acquired Fund Shares;

                  (vii) The adjusted tax basis of the Successor Fund Shares received by each Acquired Fund shareholder will be the same as the adjusted tax basis of that Acquired Fund shareholder's Acquired Fund Shares surrendered in exchange therefor; and

                  (viii) The holding period of the Successor Fund Shares received by each Acquired Fund shareholder will include such shareholder's holding period for the Acquired Fund Shares surrendered in exchange therefor, provided that said Acquired Fund Shares were held as capital assets as of the Effective Time.

            (e) With respect to each Acquired Fund, this Agreement and the Reorganization contemplated hereby shall have been approved by at least a majority of the outstanding shares of the Acquired Fund entitled to vote on the matter.

            (f) The Board of Trustees of AIC Trust shall have approved this Agreement and authorized the issuance by each Successor Fund of Successor Fund Shares at the Effective Time in exchange for the assets of each corresponding Acquired Fund pursuant to the terms and provisions of this Agreement.

      12. EFFECTIVE TIME OF THE REORGANIZATION. The exchange of the Acquired Funds' assets for the Successor Fund Shares shall be effective as of opening of business on December 9, 2002, or at such other time and date as fixed by the mutual consent of the parties (the "Effective Time").

      13. TERMINATION. This Agreement and the transactions contemplated hereby may be terminated and abandoned without penalty by resolution of the Board of Trustees of AIC Trust and/or by resolution of the Board of Trustees of AST Trust, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of both or either Board, make proceeding with the Agreement inadvisable.

      14. AMENDMENT. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; provided, however, no such amendment may have the effect of changing the provisions for determining the number or value of Successor Fund Shares to be paid to each Acquired Fund's shareholders under this Agreement to the detriment of such Acquired Fund's shareholders.

      15. GOVERNING LAW. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts.

      16. NOTICES. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

if to the Acquired Funds:                       if to the Successor Funds:

[_______________]                               William E. Zitelli, Esq.
Advisors Series Trust                           SEI Investments Company
4455 E. Camelback Road, Suite 261E              One Freedom Valley Drive
Phoenix, AZ 85018                               Oaks, PA 19456

with a copy to:                                 with a copy to:

Michael Glazer, Esq.                            John M. Ford, Esq.
Paul, Hastings, Janofsky & Walker LLP           Morgan, Lewis & Bockius LLP
515 South Flower Street                         1111 Pennsylvania Avenue, NW
Los Angeles, CA 90071                           Washington, DC 20004

      17. FEES AND EXPENSES.

            (a) Each of the Successor Funds and the Acquired Funds represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

            (b) Except as otherwise provided for herein, all expenses of the reorganization contemplated by this Agreement will be borne by Chartwell. Such expenses include, without limitation: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Proxy Materials under the 1934 Act; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Successor Fund Shares to be issued in connection herewith in each state in which the Acquired Fund's shareholders are resident as of the date of the mailing of the Proxy Materials to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees; and (viii) solicitation costs related to obtaining shareholder approval of the transactions contemplated by this Agreement.

      18. INDEMNIFICATION.

            (a) AIC Trust, on behalf of the Successor Funds, shall indemnify, defend and hold harmless the Acquired Funds, AST Trust, its Board of Trustees, officers, employees and agents (collectively "Acquired Fund Indemnified Parties") against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third-party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Indemnified Parties, including amounts paid by any one or more of the Acquired Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding made with the consent of AIC Trust, on behalf of the Successor Funds, arising from any untrue statement or alleged untrue statement of a material fact contained in the Proxy Materials, as filed and in effect with the SEC, or any application prepared by AIC Trust, on behalf of the Successor Funds with any state regulatory agency in connection with the transactions contemplated by this Agreement under the securities laws thereof ("Application"); or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that AIC Trust and the Successor Funds shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about AIC Trust and/or the Successor Funds or the transactions contemplated by this Agreement made in the Proxy Materials or any Application.

            (b) AST Trust, on behalf of the Acquired Funds, shall indemnify, defend, and hold harmless the Successor Funds, AIC Trust, its Board of Trustees, officers, employees and agents ("Successor Fund Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third-party claims, actions, suits or proceedings, whether or not resulting in any liability to such Successor Fund Indemnified Parties, including amounts paid by any one or more of the Successor Fund Indemnified Parties in a compromise or settlement of any such claim, suit, action or proceeding, or threatened third-party claim, suit, action or proceeding made with the consent of AST Trust, on behalf of the Acquired Funds, arising from any untrue statement or alleged untrue statement of a material fact contained in the Proxy Materials, as filed and in effect with the SEC or any Application; or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein and necessary to make the statements therein not misleading; provided, however, that AST Trust and the Acquired Funds shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about AST Trust and/or the Acquired Funds or about the transactions contemplated by this Agreement made in the Proxy Materials or any Application.

            (c) A party seeking indemnification hereunder is hereinafter called the "indemnified party" and the party from whom the indemnified party is seeking indemnification hereunder is hereinafter called the "indemnifying party." Each indemnified party shall notify the indemnifying party in writing within ten (10) days of the receipt by one or more of the indemnified parties of any notice of legal process of any suit brought against or claim made against such indemnified party as to any matters covered by this Section 18, but the failure to notify the indemnifying party shall not relieve the indemnifying party from any liability which it may have to any indemnified party otherwise than under this
Section 18. The indemnifying party shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this
Section 18, or, if it so elects, to assume at its own expense the defense thereof with counsel satisfactory to the indemnified parties; provided, however, if the defendants in any such action include both the indemnifying party and any indemnified party and the indemnified party shall have reasonably concluded that there may be legal defenses available to it which are different from or additional to those available to the indemnifying party, the indemnified party shall have the right to select separate counsel to assume such legal defense and to otherwise participate in the defense of such action on behalf of such indemnified party.

            (d) Upon receipt of notice from the indemnifying party to the indemnified parties of the election by the indemnifying party to assume the defense of such action, the indemnifying party shall not be liable to such indemnified parties under this Section 18 for any legal or other expenses subsequently incurred by such indemnified parties in connection with the defense thereof unless (i) the indemnified parties shall have employed such counsel in connection with the assumption of legal defenses in accordance with the provision of the immediately preceding sentence (it being understood, however, that the indemnifying party shall not be liable for the expenses of more than one separate counsel); (ii) the indemnifying party does not employ counsel reasonably satisfactory to the indemnified parties to represent the indemnified parties within a reasonable time after notice of commencement of the action; or (iii) the indemnifying party has authorized the employment of counsel for the indemnified parties at its expense.

            (e) This Section 18 shall survive the termination of this Agreement and for a period of three years following the Effective Date.

      19. HEADINGS, COUNTERPARTS, ASSIGNMENT.

            (a) The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

            (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

            (c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

            (d) ENTIRE AGREEMENT. Each of the Successor Funds and the Acquired Funds agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

            (e) FURTHER ASSURANCES. Each of the Successor Funds and the Acquired Funds shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

            (f) BINDING NATURE OF AGREEMENT; LIMITATION OF TRUSTEE, OFFICER AND SHAREHOLDER LIABILITY. As provided in AIC Trust's Declaration of Trust on file with the Secretary of the Commonwealth of Massachusetts, this Agreement was executed by the undersigned officers and trustees of AIC Trust, on behalf of the Acquired Fund, as officers and trustees and not individually, and the obligations of this Agreement are not binding upon the undersigned officers, trustees or shareholders individually, but are binding only upon the assets and property of AIC Trust. Moreover, no series of AIC Trust shall be liable for the obligations of any other series of AIC Trust.

THE ADVISORS' INNER CIRCLE FUND, on behalf of its series, the Chartwell Large Cap Value Fund and its Chartwell Small Cap Value Fund


                                              By:_______________________

                                              Title:____________________

ADVISORS SERIES TRUST, on behalf of its series, the Chartwell Large Cap Value Fund and its Chartwell Small Cap Value Fund


                                              By:_______________________

                                              Title:____________________

With respect to Section 17(b), Chartwell Investment Partners


                                              By:_______________________

                                              Title:____________________

                                   SCHEDULE A

       ACQUIRED FUNDS OF                    CORRESPONDING SUCCESSOR FUNDS OF
     ADVISORS SERIES TRUST                  THE ADVISORS' INNER CIRCLE FUND
     ---------------------                  -------------------------------

Chartwell Large Cap Value Fund               Chartwell Large Cap Value Fund
Chartwell Small Cap Value Fund               Chartwell Small Cap Value Fund

                       STATEMENT OF ADDITIONAL INFORMATION
                             Dated October 17, 2002
             Relating to the Acquisition of the Assets of Series of
                              ADVISORS SERIES TRUST
                       615 East Michigan Street, 3rd Floor
                               Milwaukee, WI 53202
                   By and in exchange for Shares of Series of
                         THE ADVISORS' INNER CIRCLE FUND
                            One Freedom Valley Drive
                                 Oaks, PA 19456

      This Statement of Additional Information dated October 17, 2002 is not a prospectus. A Prospectus/Proxy Statement dated October 17, 2002 related to the above-referenced matter may be obtained from the AIC Trust, One Freedom Valley Drive, Oaks, PA 19456. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

                                TABLE OF CONTENTS

1.    Statement of Additional Information of AIC Trust, dated October 17, 2002.

2. Statement of Additional Information of Chartwell Large Cap Value and Chartwell Small Cap Value Funds, each a portfolio of ADVISORS SERIES TRUST, dated December 31, 2001 (as amended February 21, 2002).

3. Annual report and semi-annual report of Chartwell Large Cap Value and Chartwell Small Cap Value Funds, each a portfolio of ADVISORS SERIES TRUST, dated August 31, 2001 and February 28, 2002, respectively.

      The Statement of Additional Information of The Advisors' Inner Circle Fund ("AIC Trust") dated October 17, 2002, is incorporated herein by reference to AIC Trust's Statement of Additional Information included in its Registration Statement on Form N-1A filed pursuant to Rule 485(a) (File Nos. 333-42484 and 811-06400) which was filed with the Securities and Exchange Commission on or about September 13, 2002. A copy may be obtained, upon request and without charge, from Chartwell Investment Partners, 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312, telephone number: 1-610-296-1400.

      The Statement of Additional Information of the Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund (each an "Acquired Fund" and, collectively, the "Acquired Funds"), each a portfolio of Advisors Series Trust (the "AST Trust"), dated December 31, 2001 (as amended February 21, 2002), is incorporated herein by reference to Post-Effective Amendment No. 87 to the AST Trust's Registration Statement on Form N-1A (File Nos. 33-07959 and 811-17391) which was filed with the Securities and Exchange Commission on or about December 19, 2001. A copy may be obtained, upon request and without charge, from AST Trust at 615 East Michigan Street; 3rd Floor, Milwaukee, WI; 53202; telephone number: 1-866-205-0357.

      Financial Statements of Chartwell Large Cap Value Fund and Chartwell Large Small Cap Portfolio (each a "Successor Fund" and, collectively, the "Successor Funds"), each a portfolio of the AIC Trust, are not included herein because the Successor Funds have not yet commenced operations.

      The audited financial statements of the Acquired Funds, dated August 31, 2001, are incorporated herein by reference to the Acquired Funds' Annual Report to Shareholders, dated August 31, 2002, which was filed with the Securities and Exchange Commission on or about October 31, 2001. The unaudited financial statements of the Acquired Funds, dated February 28, 2002, are incorporated herein by reference to the Acquired Funds' Semi-Annual Report to Shareholders, dated February 28, 2002, which was filed with the Securities and Exchange Commission on or about May 9, 2002. A copy may be obtained, upon request and without charge, from the AST Trust at 615 East Michigan Street; 3rd Floor, Milwaukee, WI; 53202; telephone number: 1-866-205-0357.

      Pro forma financial information is not required because the Successor Funds have not conducted any business other than matters incident to their organization and will not commence operations until completion of the Reorganization.

CHARTWELL FUNDS
530 EAST SWEDESFORD ROAD
WAYNE, PA 19087

To vote by Telephone:

1)   Read the Proxy Statement and have this Proxy card below at hand.

2)   Call 1-800-890-6903

3) Enter the 12-digit control number set forth on this Proxy card and follow the simple instructions.

To vote by Internet:

1)   Read the Proxy Statement and have this Proxy card below at hand.

2)   Go to web site at WWW.PROXYVOTE.COM.

3) Enter the 12-digit control number set forth on this Proxy card and follow the simple instructions.

To vote by Mail:

1)   Read the Proxy Statement.

2)   Check the appropriate boxes on the proxy card below.

3)   Sign and date the proxy card.

4)   Return the proxy card in the envelope provided.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: |X|

KEEP THIS PORTION FOR YOUR RECORDS.

DETACH AND RETURN THIS PORTION ONLY.

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. The proxies named will vote the shares represented by this proxy in accordance with the choice made on this ballot. IF NO CHOICE IS INDICATED, THIS PROXY WILL BE VOTED FOR THAT MATTER.

Vote on Proposals

      Proposal 1:       To approve or disapprove a proposed Agreement and Plan
                        of Reorganization (the "Reorganization Agreement") between the AST Trust, on behalf of each Acquired Fund, and The Advisors' Inner Circle Fund (the "AIC Trust") on behalf of its corresponding series, the Chartwell Large
                        Cap Value Fund and Chartwell Small Cap Value Fund (each a "Successor Fund" and, collectively, the "Successor
                        Funds"), whereby each Successor Fund would acquire all of the assets of its corresponding Acquired Fund in exchange for the Successor Fund shares to be distributed pro rata to the shareholders of its corresponding
                        Acquired Fund in complete liquidation and termination of the Acquired Funds.

                         FOR          AGAINST         ABSTAIN

      Proposal 2:       To transact such other business as may properly come
                        before the Special Meeting or at any adjournments thereof.

                         FOR          AGAINST         ABSTAIN

YOU CAN HELP THE AST TRUST AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY SO THAT THE REQUIRED QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

PLEASE RETURN BOTTOM PORTION WITH YOUR VOTE IN THE ENCLOSED AND RETAIN THE TOP PORTION.

Please sign EXACTLY as your name(s) appear(s) above. When signing as attorney, executor, administrator, guardian, trustee, custodian, etc., please give your full title as such. If a corporation or partnership, please sign the full name by an authorized officer or partner. If stock is owned jointly, all owners should sign.



------------------------------         ---------------
Signature(s) of Shareholder(s)         Date

------------------------------         ---------------
Signature (Joint Owners)               Date

                         CHARTWELL LARGE CAP VALUE FUND
                                      and
                         CHARTWELL SMALL CAP VALUE FUND
                   each a portfolio of ADVISORS SERIES TRUST,
                        SPECIAL MEETING OF SHAREHOLDERS
                               November 25, 2002


The undersigned shareholder(s) of Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund (each an "Acquired Fund" and, collectively, the "Acquired Funds), each a portfolio of ADVISORS SERIES TRUST, (the "AST Trust") hereby appoint(s) Chad Fickett and John Wagner or any of them true and lawful proxies, with power of substitution of each, to vote all shares of the Acquired Funds which the undersigned is entitled to vote, at the Special Meeting of Shareholders to be held on November 25, 2002, 12:00 p.m. (Eastern time) at the offices of US Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, 4th Floor, Milwaukee, WI 53202 (the "Special Meeting").

Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting.